Stockholder's equity	Apr. 01, 2021
Stockholders' Equity Note [Abstract]
Stockholder's equity

3.Stockholder’s equity

The Corporation is authorized to issue 1,000 shares of Common Stock, par value $0.00001 per share, 100 shares of which have been issued and are outstanding as of April 1, 2021 for aggregate consideration of $100.